OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Schedule of Future Minimum Contractual Revenues for Operating Leases
The minimum contractual future revenues to be received on time charters as of December 31, 2017, were as follows:

Year ending December 31, (in thousands of $)	Total
2018	301,555	(1)
2019	225,500
2020	214,441
2021	213,855
2022 and thereafter	268,940
Total	1,224,291
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(1) On July 12, 2017, we agreed to certain amendments with the charterer of the Golar Freeze, DUSUP, to shorten the charter by a year, to end in April 2019 and to remove DUSUP's termination for convenience rights and extension option rights which ran to 2024. We have the right to terminate our obligations under the charter while continuing to receive the capital element of the charter hire until April 2019.